Intangible Assets, Net - Schedule of Estimated Amortization Expenses (Detail) ¥ in Thousands	Jun. 30, 2020 CNY (¥)
Estimated amortization expenses [Abstract]
2021	¥ 33,389
2022	5,155
2023	4,143
2024	2,572
2025	¥ 2,474